Consolidated Statement of Cash Flows - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Net result	€ (15,753)	€ (4,119)	€ (28,371)	€ (20,197)
Adjustments for:
Depreciation	602	530	1,233	1,052
Share-based compensation	1,471	1,802	2,719	4,672
Other income		(8,423)		(8,423)
Financial income and expenses	2,464	696	2,757	161
Results related to associates		(52)	(107)	(186)
Gain on recognition of financial asset			(621)
Results related to financial liabilities measured at fair value through profit or loss	(33)		(762)
Net foreign exchange gain / (loss)	(141)	(135)	255	121
Income tax expenses	53	11	60	11
Changes in working capital	1,915	(918)	567	(3,119)
Cash used in operations	(9,356)	(10,504)	(20,532)	(25,536)
Corporate income tax paid	(53)	(11)	(60)	(11)
Interest received	5	62	5	91
Interest paid	(575)	(34)	(1,153)	(38)
Net cash used in operating activities	(9,979)	(10,487)	(21,740)	(25,494)
Cash flow from investing activities
Purchases of property, plant and equipment	(52)	(344)	(84)	(542)
Net cash used in investing activities	(52)	(344)	(84)	(542)
Cash flow from financing activities
Proceeds from issuance of shares, net of transaction costs	82,601		85,254
Proceeds from exercise of share options	185	243	753	712
Proceeds from borrowings	569	289	569	579
Proceeds from convertible loans		65		65
Repayment of lease liability	(14)	(105)	(250)	(307)
Net cash generated by financing activities	83,341	492	86,326	1,049
Net increase (decrease) in cash and cash equivalents	73,310	(10,339)	64,502	(24,987)
Currency effect cash and cash equivalents	(1,746)	(583)	(898)	178
Cash and cash equivalents, at beginning of the period	67,878	98,063	75,838	111,950
Cash and cash equivalents at the end of the period	€ 139,442	€ 87,141	€ 139,442	€ 87,141